Segment Reporting - Summary of Revenue Disaggregated by Revenue (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue		¥ 129,079	$ 18,458	¥ 133,125	¥ 134,598
Operating Segments | Online marketing services
Disaggregation of Revenue [Line Items]
Revenue		67,837	9,701	78,563	81,203
Operating Segments | Others
Disaggregation of Revenue [Line Items]
Revenue	[1]	¥ 61,242	$ 8,757	¥ 54,562	¥ 53,395

[1]	Others mainly include revenue from cloud services and iQIYI’s video membership services.